Convertible Redeemable Preferred Shares (Tables)	6 Months Ended
Jun. 30, 2025
Temporary Equity Disclosure [Abstract]
Schedule of The Company's Preferred Shares activities
The Company’s Preferred Shares activities for the six months ended June 30, 2024 are summarized below:

	Series A Shares		Series B Shares		Series C Shares		Series D Shares		Series E Shares		Total
	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balance as of January 1, 2024	15,040,570	408,139	7,085,330	199,518	23,786,590	493,788	37,152,161	1,059,434	26,417,318	1,402,802	109,481,969	3,563,681

Net accretion on convertible redeemable preferred shares to redemption value	—	25,492	—	12,197	—	21,776	—	56,073	—	88,826	—	204,364
Deemed dividend to preferred shareholders due to modifications	—	(8,583)	—	(5,041)	—	(8,659)	—	(203)	—	28,426	—	5,940

Balance as of June 30, 2024	15,040,570	425,048	7,085,330	206,674	23,786,590	506,905	37,152,161	1,115,304	26,417,318	1,520,054	109,481,969	3,773,985